Related party transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions

On January 5, 2026, the Group entered into a business transfer agreement with Shanghai TopsFuture Microelectronics Co., Ltd. (“TopsFuture”) to sell certain inventory and self-developed technology and intellectual property assets related to a non-core chip-related business. TopsFuture is controlled by Mr. Qiang Ding, one of the Company’s ultimate controlling shareholders and its chairman and chief executive officer. Transactions with TopsFuture under the agreement were as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Products revenue – related party	—	10,852
Other income – related party (disposal of technology and intellectual property assets)	—	2,830

During the six months ended June 30, 2026, the Group advanced an immaterial amount to TopsFuture. Balances with TopsFuture were as follows:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Amounts due from related parties included in prepayments and other current assets	—	7